UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center, Plaza 10, Suite 800, Jersey City, NJ 07311
(Address of principal executive offices)	(Zip code)

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10 Suite 800

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 952-6667

Date of fiscal year end: 10/31

Date of reporting period: 07/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Dreman Contrarian Funds

Dreman High Opportunity Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 98.8%
Consumer Discretionary — 9.1%
55,124	Best Buy Co., Inc.	$997,193
30,361	Carnival Corp.	1,010,414
97,090	Lowe’s Companies, Inc.	2,463,173
241,518	Staples, Inc.	3,076,939

		7,547,719

Consumer Staples — 9.7%
125,124	Altria Group, Inc.	4,500,710
21,650	Philip Morris International, Inc.	1,979,676
41,200	Walgreen Co.	1,498,032

		7,978,418

Energy — 28.4%
63,987	Anadarko Petroleum Corp.	4,443,257
43,138	Apache Corp.	3,715,045
217,458	Chesapeake Energy Corp.	4,092,560
58,819	ConocoPhillips	3,202,106
61,169	Devon Energy Corp.	3,616,311
27,154	Occidental Petroleum Corp.	2,363,213
29,362	Phillips 66	1,104,011
36,043	Valero Energy Corp.	991,183

		23,527,686

Financials — 21.8%
187,261	Bank of America Corp.	1,374,496
129,468	Fifth Third Bancorp	1,789,248
59,779	Hartford Financial Services Group, Inc./The	983,365
93,787	JPMorgan Chase & Co.	3,376,332
115,832	KeyCorp	924,339
46,966	PNC Financial Services Group, Inc.	2,775,691
87,878	U.S. Bancorp	2,943,913
114,380	Wells Fargo & Co.	3,867,188

		18,034,572

Health Care — 9.4%
51,364	Aetna, Inc.	1,852,186
22,540	AstraZeneca PLC ADR	1,055,097
71,071	Pfizer, Inc.	1,708,547
62,441	UnitedHealth Group, Inc.	3,190,111

		7,805,941

Industrials — 11.8%
9,076	Caterpillar, Inc.	764,290
64,847	Eaton Corp.	2,842,893
19,454	FedEx Corp.	1,756,696
61,158	General Electric Co.	1,269,029
3,306	Huntington Ingalls Industries, Inc. *	128,901
13,272	Northrop Grumman Corp.	878,606
28,796	United Technologies Corp.	2,143,574

		9,783,989

Information Technology — 3.9%
47,312	Intel Corp.	1,215,918
36,405	Microsoft Corp.	1,072,855
30,015	Oracle Corp.	906,453

		3,195,226

Materials — 4.7%
46,969	BHP Billiton Ltd. ADR	3,115,924
23,745	Freeport-McMoRan Copper & Gold, Inc.	799,494

		3,915,418

Total Common Stocks(Cost $79,836,680)		81,788,969

Exchange-Traded Funds — 1.3%
75,243	Financial Select Sector SPDR Fund	1,103,062

Value
Total Exchange-Traded Funds (Cost $1,111,931)	$1,103,062

Total Investments (Cost $80,948,611) — 100.1%	82,892,031

Liabilities in Excess of Other Assets — (0.1)%	(97,090)

Net Assets — 100.0%	$82,794,941

*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian Mid Cap Value Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 95.7%
Consumer Discretionary — 9.4%
625	Best Buy Co., Inc.	$11,306
440	Big Lots, Inc. *	17,824
340	Darden Restaurants, Inc.	17,401
410	Lear Corp.	14,575
550	Mattel, Inc.	19,343
1,280	Staples, Inc.	16,307
260	Whirlpool Corp.	17,566

		114,322

Consumer Staples — 5.4%
1,080	Dean Foods Co. *	13,360
235	Energizer Holdings, Inc.	18,276
140	Lorillard, Inc.	18,010
380	Molson Coors Brewing Co., Class B	16,082

		65,728

Energy — 8.4%
863	Chesapeake Energy Corp.	16,242
340	Ensco PLC, Class A	18,472
680	Marathon Oil Corp.	18,000
340	Murphy Oil Corp.	18,244
460	Ultra Petroleum Corp. *	10,930
770	Valero Energy Corp.	21,175

		103,063

Financials — 18.1%
505	Allstate Corp./The	17,321
383	Ameriprise Financial, Inc.	19,809
566	Axis Capital Holdings Ltd.	18,599
575	Comerica, Inc.	17,371
1,610	Fifth Third Bancorp	22,250
1,044	Hartford Financial Services Group, Inc./The	17,174
790	Invesco Ltd.	17,483
880	Lincoln National Corp.	17,644
800	NASDAQ OMX Group, Inc./The	18,160
239	PartnerRe Ltd.	17,313
865	SunTrust Banks, Inc.	20,457
920	Unum Group	17,379

		220,960

Health Care — 7.2%
450	Agilent Technologies, Inc.	17,230
460	Cardinal Health, Inc.	19,821
380	CIGNA Corp.	15,306
470	St. Jude Medical, Inc.	17,559
305	Zimmer Holdings, Inc.	17,974

		87,890

Industrials — 12.4%
43	Engility Holdings, Inc. *	633
580	General Cable Corp. *	15,155
410	Ingersoll-Rand PLC	17,388
260	L-3 Communications Holdings, Inc.	18,431
230	Norfolk Southern Corp.	17,031
250	Northrop Grumman Corp.	16,550
650	Oshkosh Corp. *	14,638
400	Ryder System, Inc.	15,776
470	URS Corp.	16,483
550	Waste Management, Inc.	18,920

		151,005

Information Technology — 16.2%
1,540	Applied Materials, Inc.	16,771
450	Arrow Electronics, Inc. *	15,187
670	CA, Inc.	16,127
380	Computer Sciences Corp.	9,356
420	Harris Corp.	17,493

Shares		Value
380	KLA-Tencor Corp.	$19,346
516	Lexmark International, Inc., Class A	9,025
1,520	Marvell Technology Group Ltd.	17,115
944	NCR Corp. *	22,014
1,181	Symantec Corp. *	18,601
607	Synopsys, Inc. *	18,386
1,037	Western Union Co./The	18,075

		197,496

Materials — 9.8%
227	Agrium, Inc.	21,556
1,370	Huntsman Corp.	17,330
1,700	Kinross Gold Corp.	14,127
410	Nucor Corp.	16,072
795	Owens-Illinois, Inc. *	14,668
290	Rock-Tenn Co., Class A	16,884
1,305	Yamana Gold, Inc.	19,327

		119,964

Real Estate Investment Trusts — 6.1%
1,345	Duke Realty Corp.	19,449
745	Hospitality Properties Trust	18,081
630	Mack-Cali Realty Corp.	16,878
885	Senior Housing Properties Trust	20,134

		74,542

Utilities — 2.7%
415	American Electric Power Co., Inc.	17,530
555	PPL Corp.	16,039

		33,569

Total Common Stocks(Cost $1,122,508)		1,168,539

Escrow Rights — 0.0%
15,000	Southern Energy Escrow Rights (a) *	—

Total Escrow Rights (Cost $—)		—

Money Market Securities — 1.7%
19,985	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	19,985

Total Money Market Securities (Cost $19,985)		19,985

Total Investments (Cost $1,142,493) — 97.4%		1,188,524

Other Assets in Excess of Liabilities — 2.6%		32,197

Net Assets — 100.0%		$1,220,721

(a)	Escrow rights issued in conjunction with bond reorganization. There is no market for these rights, therefore, these rights are considered to be illiquid and are valued according to the fair value procedures approved by the Trust.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of July 31, 2012.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 98.9%
Consumer Discretionary — 13.0%
95,680	American Axle & Manufacturing Holdings, Inc. *	$1,032,387
24,048	Ascena Retail Group, Inc. *	441,040
27,550	Brinker International, Inc.	892,895
6,200	CEC Entertainment, Inc.	213,652
53,033	Cooper Tire & Rubber Co.	926,487
33,790	Hanesbrands, Inc. *	1,014,376
28,348	Helen of Troy Ltd. *	863,480
15,702	Hillenbrand, Inc.	271,488
35,910	International Speedway Corp., Class A	920,732
23,999	Jarden Corp. *	1,084,755
10,919	John Wiley & Sons, Inc., Class A	520,290
81,941	Jones Group, Inc./The	866,116
7,880	Matthews International Corp., Class A	228,520
30,140	Meredith Corp.	995,826
20,620	Wolverine World Wide, Inc.	916,147

		11,188,191

Consumer Staples — 1.0%
17,221	Ingredion, Inc.	894,114

Energy — 4.8%
21,040	Atwood Oceanics, Inc. *	936,911
19,469	Energen Corp.	997,007
37,475	Superior Energy Services, Inc. *	812,083
32,609	Tesoro Corp.	901,639
28,332	W&T Offshore, Inc.	523,859

		4,171,499

Financials — 23.9%
11,336	Allied World Assurance Co. Holdings AG	855,074
35,590	Aspen Insurance Holdings Ltd.	1,022,857
90,860	Associated Banc-Corp.	1,134,841
56,640	BancorpSouth, Inc.	820,714
20,649	Bank of Hawaii Corp.	964,515
11,154	Chemical Financial Corp.	250,184
7,955	City National Corp.	392,022
33,710	East West Bancorp, Inc.	734,878
17,880	Endurance Specialty Holdings Ltd.	619,900
36,085	Federated Investors, Inc., Class B	725,669
26,085	First Midwest Bancorp, Inc.	294,761
59,954	FirstMerit Corp.	971,255
110,335	Fulton Financial Corp.	1,013,979
14,383	Glacier Bancorp, Inc.	218,190
30,280	Hancock Holding Co.	922,934
24,575	Hanover Insurance Group, Inc.	861,845
6,750	Independent Bank Corp.	200,543
28,740	Interactive Brokers Group, Inc., Class A	398,049
12,324	International Bancshares Corp.	225,899
7,375	Lakeland Financial Corp.	189,833
26,300	Montpelier Re Holdings Ltd.	532,838
10,320	NBT Bancorp, Inc.	216,823
19,302	Platinum Underwriters Holdings Ltd.	733,862
15,078	Prosperity Bancshares, Inc.	611,714
35,753	Protective Life Corp.	997,866
3,897	S&T Bancorp, Inc.	64,301
30,205	Symetra Financial Corp.	351,284
49,912	TCF Financial Corp.	515,591
11,135	Umpqua Holdings Corp.	138,965
35,230	Waddell & Reed Financial, Inc., Class A	1,024,841

Shares		Value
71,235	Washington Federal, Inc.	$1,134,774
22,650	Webster Financial Corp.	464,778
11,505	WesBanco, Inc.	238,269
22,926	Wintrust Financial Corp.	841,613

		20,685,461

Health Care — 5.5%
28,230	Charles River Laboratories International, Inc. *	960,667
7,845	Hill-Rom Holdings, Inc.	205,147
24,010	LifePoint Hospitals, Inc. *	915,261
30,585	Owens & Minor, Inc.	862,803
33,150	PerkinElmer, Inc.	846,982
15,155	Teleflex, Inc.	965,980

		4,756,840

Industrials — 17.3%
71,114	Aircastle Ltd.	841,279
18,400	Alliant Techsystems, Inc.	852,288
20,302	Barnes Group, Inc.	484,406
51,502	Briggs & Stratton Corp.	898,195
37,630	Brink’s Co./The	873,016
17,014	Carlisle Cos., Inc.	859,037
22,772	Crane Co.	888,108
29,597	Curtiss-Wright Corp.	887,022
15,725	EMCOR Group, Inc.	414,039
25,362	EnerSys *	866,112
15,467	Esterline Technologies Corp. *	908,222
47,147	Foster Wheeler AG *	850,532
30,479	General Cable Corp. *	796,416
46,254	Geo Group, Inc./The	1,069,392
45,995	ITT Corp.	861,946
5,138	McGrath RentCorp	136,722
549	NACCO Industries, Inc., Class A	54,982
21,575	Ryder System, Inc.	850,918
12,755	SPX Corp.	774,484
65,019	Tutor Perini Corp. *	738,616

		14,905,732

Information Technology — 13.8%
164,855	Amkor Technology, Inc. *	878,677
72,004	Arris Group, Inc. *	913,731
176,239	Brocade Communications Systems, Inc. *	875,908
15,970	CACI International, Inc., Class A *	901,506
6,618	Celestica, Inc. *	50,562
18,345	DST Systems, Inc.	988,795
52,645	Ingram Micro, Inc., Class A *	789,149
29,589	JDA Software Group, Inc. *	875,243
26,235	Lexmark International, Inc., Class A	458,850
51,600	Microsemi Corp. *	998,976
37,146	NCR Corp. *	866,245
24,715	Plantronics, Inc.	811,146
158,260	PMC - Sierra, Inc. *	841,943
61,094	QLogic Corp. *	705,025
19,873	Synaptics, Inc. *	524,250
5,657	TTM Technologies, Inc. *	61,888
24,432	Websense, Inc. *	366,724

		11,908,618

Materials — 7.5%
10,270	A. Schulman, Inc.	224,502
11,410	AMCOL International Corp.	350,287
108,607	AuRico Gold, Inc. *	705,946
19,949	Cabot Corp.	778,011
42,161	Coeur d’Alene Mines Corp. *	687,646
45,697	Huntsman Corp.	578,067
6,332	Koppers Holdings, Inc.	208,576
43,635	Olin Corp.	883,172
15,787	Pan American Silver Corp.	235,858
58,944	Steel Dynamics, Inc.	759,788
126,048	Thompson Creek Metals Co., Inc. *	354,195
31,812	Worthington Industries, Inc.	690,320

		6,456,368

See accompanying notes which are an integral part of these schedule of investments.

Shares		Value
Real Estate Investment Trusts — 7.6%
86,010	Brandywine Realty Trust	$1,021,799
44,220	CBL & Associates Properties, Inc.	872,461
47,002	CommonWealth REIT	857,316
52,143	Duke Realty Corp.	753,988
38,829	Hospitality Properties Trust	942,380
46,550	Omega Healthcare Investors, Inc.	1,128,372
70,966	Pennsylvania Real Estate Investment Trust	1,019,072

		6,595,388

Utilities — 4.5%
21,375	IDACORP, Inc.	902,025
57,162	NV Energy, Inc.	1,045,493
36,001	Portland General Electric Co.	980,307
48,785	TECO Energy, Inc.	887,399
3,577	Vectren Corp.	106,773

		3,921,997

Total Common Stocks (Cost $80,066,435)		85,484,208

Exchange-Traded Funds — 0.5%
5,487	iShares Russell 2000 Index Fund	429,906

Total Exchange-Traded Funds (Cost $420,327)		429,906

Total Investments (Cost $80,486,762) — 99.4%		85,914,114

Other Assets in Excess of Liabilities — 0.6%		524,472

Net Assets — 100.0%		$86,438,586

*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Market Over-Reaction Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 99.3%
Consumer Discretionary — 6.9%
1,852	Daimler AG (a)	$92,211
7,745	Ford Motor Co.	71,564
3,897	General Motors Co. *	76,810
1,982	Magna International, Inc.	79,320
4,284	Nissan Motor Co. Ltd. ADR	80,496
3,607	Tata Motors Ltd. ADR	72,861
2,759	Volkswagen AG ADR	87,874

		561,136

Consumer Staples — 1.0%
6,666	Koninklijke Ahold NV ADR	80,725

Energy — 24.0%
945	Apache Corp.	81,383
2,040	Baker Hughes, Inc.	94,493
2,057	BP PLC ADR	82,074
4,584	Chesapeake Energy Corp.	86,271
771	Chevron Corp.	84,486
894	China Petroleum & Chemical Corp. ADR	80,433
1,450	ConocoPhillips	78,938
1,425	Devon Energy Corp.	84,246
1,984	Eni SpA ADR	81,820
2,911	Halliburton Co.	96,441
1,940	Hess Corp.	91,490
1,980	Imperial Oil Ltd.	84,883
1,463	Lukoil ADR	82,221
3,244	Marathon Oil Corp.	85,869
1,826	Marathon Petroleum Corp.	86,370
986	Occidental Petroleum Corp.	85,812
4,339	Petroleo Brasileiro SA ADR	85,175
5,565	Repsol SA ADR	89,096
1,190	Royal Dutch Shell PLC ADR	81,158
3,467	Statoil ASA ADR	82,480
3,310	Technip SA ADR	87,053
1,843	Total SA ADR	84,686
3,322	Valero Energy Corp.	91,355

		1,968,233

Financials — 23.4%
1,087	ACE Ltd.	79,895
1,924	Aflac, Inc.	84,233
1,549	Ameriprise Financial, Inc.	80,114
12,427	Banco Bilbao Vizcaya Argentaria SA ADR	80,154
5,471	Banco Bradesco SA ADR	83,925
13,086	Banco Santander SA ADR	77,993
6,361	Barclays PLC ADR	66,536
4,510	BNP Paribas SA ADR	83,615
1,123	Canadian Imperial Bank of Commerce	82,035
1,458	Capital One Financial Corp.	82,362
2,906	Citigroup, Inc.	78,840
4,356	Credit Suisse Group AG ADR	74,313
2,244	Deutsche Bank AG (a)	68,083
2,312	Discover Financial Services	83,140
6,007	Fifth Third Bancorp	83,017
12,966	ING Groep NV ADR *	85,316
5,887	Itau Unibanco Holding SA ADR	93,073
2,178	JPMorgan Chase & Co.	78,408
2,446	KB Financial Group, Inc. ADR	76,633
2,630	MetLife, Inc.	80,925
1,688	Prudential Financial, Inc.	81,497
1,170	Shinhan Financial Group Co. Ltd. ADR	74,354

Shares		Value
18,974	Societe Generale SA ADR *	$84,434
3,605	Sun Life Financial, Inc.	78,156

		1,921,051

Health Care — 7.8%
1,903	Aetna, Inc.	68,622
1,797	AstraZeneca PLC ADR	84,118
1,163	Bayer AG ADR	88,330
1,713	CIGNA Corp.	69,000
2,340	Forest Laboratories, Inc. *	78,507
2,965	HCA Holdings, Inc.	78,513
2,155	Sanofi-Aventis ADR	87,579
1,967	Teva Pharmaceutical Industries Ltd. ADR	80,431

		635,100

Industrials — 6.0%
866	Cummins, Inc.	83,049
6,965	Delta Air Lines, Inc. *	67,212
2,076	Eaton Corp.	91,012
1,251	General Dynamics Corp.	79,363
1,273	Northrop Grumman Corp.	84,273
7,339	Volvo AB ADR	90,270

		495,179

Information Technology — 8.7%
4,600	Cisco Systems, Inc.	73,370
6,243	Corning, Inc.	71,233
6,467	Dell, Inc.	76,828
4,014	Hewlett-Packard Co.	73,215
1,317	Hitachi Ltd. ADR	77,505
2,145	SanDisk Corp. *	88,224
3,203	Seagate Technology PLC	96,154
5,513	Symantec Corp. *	86,830
10,196	Xerox Corp.	70,658

		714,017

Materials — 11.8%
891	Agrium, Inc.	84,609
2,261	AngloGold Ashanti Ltd. ADR	76,897
2,113	Barrick Gold Corp.	69,475
1,168	BASF SE ADR	85,077
410	CF Industries Holdings, Inc.	80,262
2,468	Freeport-McMoRan Copper & Gold, Inc.	83,098
6,116	Gold Fields Ltd. ADR	78,896
2,769	International Paper Co.	90,851
1,966	LyondellBasell Industries NV	87,546
1,010	POSCO ADR	80,325
2,625	Teck Resources Ltd., Class B	73,579
4,115	Vale SA ADR	74,276

		964,891

Real Estate Investment Trusts — 2.0%
2,394	American Capital Agency Corp.	84,125
4,539	Annaly Capital Management, Inc.	79,115

		163,240

Telecommunication Services — 5.7%
2,466	BT Group PLC ADR	83,992
6,351	France Telecom SA ADR	85,421
8,294	Koninklijke KPN NV ADR	68,840
3,518	Nippon Telegraph & Telephone Corp. ADR	81,547
3,256	Telefonica Brasil SA ADR	76,028
6,461	Telefonica SA ADR	73,332

		469,160

Utilities — 2.0%
2,125	Exelon Corp.	83,130
2,019	RWE AG ADR	79,488

		162,618

Total Common Stocks (Cost $8,189,753)		8,135,350

Money Market Securities — 0.3%
24,823	Huntington Money Market Fund, Trust Shares, 0.010% (b) (c)	24,823

See accompanying notes which are an integral part of these schedule of investments.

Value
Total Money Market Securities (Cost $24,823)	$24,823

Total Investments (Cost $8,214,576) — 99.6%	8,160,173

Other Assets in Excess of Liabilities — 0.4%	35,491

Net Assets — 100.0%	$8,195,664

(a)	Global Registered Shares.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of July 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Diversification of Assets

Country	Percentage
Brazil	5.0%
Canada	6.7%
China	1.0%
France	6.3%
Germany	6.1%
India	0.9%
Ireland	1.2%
Israel	1.0%
Italy	1.0%
Japan	2.9%
Netherlands	4.9%
Norway	1.0%
Republic of South Korea	2.8%
Russian Federation	1.0%
South Africa	1.9%
Spain	3.9%
Sweden	1.1%
Switzerland	1.9%
United Kingdom	3.9%
United States	44.8%

Total	99.3%
Money Market Securities	0.3%
Other Assets in Excess of Liabilities	0.4%

Grand Total	100.0%

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian International Value Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 96.5%
Consumer Discretionary — 3.7%
984	Carnival PLC ADR	$32,974
1,549	Tata Motors Ltd. ADR	31,290

		64,264

Consumer Staples — 3.8%
754	Delhaize Group SA ADR	27,031
2,543	Tesco PLC ADR	38,145

		65,176

Energy — 17.7%
828	BP PLC ADR	33,037
822	Eni SpA ADR	33,899
3,691	Gazprom OAO ADR	33,994
647	Lukoil ADR	36,361
1,647	Petroleo Brasileiro SA ADR	32,331
508	Royal Dutch Shell PLC ADR	34,646
1,331	Statoil ASA ADR	31,664
1,116	Suncor Energy, Inc.	34,083
709	Total SA ADR	32,578

		302,593

Financials — 25.3%
3,338	Allianz SE ADR	33,113
5,136	Banco Bilbao Vizcaya Argentaria SA ADR	33,127
5,208	Banco Santander SA ADR	31,040
2,709	Barclays PLC ADR	28,336
1,426	Credit Suisse Group AG ADR	24,328
930	Deutsche Bank AG (a)	28,216
832	HSBC Holdings PLC ADR	34,778
4,670	ING Groep NV ADR *	30,729
2,290	Itau Unibanco Holding SA ADR	36,205
1,032	KB Financial Group, Inc. ADR	32,333
6,905	Mitsubishi UFJ Financial Group, Inc. ADR	33,558
8,727	Nomura Holdings, Inc. ADR	30,370
5,466	Societe Generale SA ADR *	24,324
5,265	Sumitomo Mitsui Financial Group, Inc. ADR	33,275

		433,732

Health Care — 10.7%
772	AstraZeneca PLC ADR	36,137
504	Bayer AG ADR	38,279
921	Sanofi-Aventis ADR	37,429
693	Smith & Nephew PLC ADR	35,350
880	Teva Pharmaceutical Industries Ltd. ADR	35,983

		183,178

Industrials — 9.8%
2,088	ABB Ltd. ADR *	36,227
1,920	BAE Systems PLC ADR	37,210
1,676	Foster Wheeler AG *	30,235
1,416	KOMATSU Ltd. ADR	30,685
404	Siemens AG ADR	34,215

		168,572

Information Technology — 1.8%
2,774	Marvell Technology Group Ltd.	31,235

Materials — 13.6%
400	Agrium, Inc.	37,984
827	Barrick Gold Corp.	27,192
484	BASF SE ADR	35,254
534	BHP Billiton Ltd. ADR	35,425
3,501	Kinross Gold Corp.	29,093
1,808	Vale SA ADR	32,634

Shares		Value
2,360	Yamana Gold, Inc.	$34,952

		232,534

Telecommunication Services — 10.1%
609	China Mobile Ltd. ADR	35,395
1,478	Nippon Telegraph & Telephone Corp. ADR	34,260
2,910	SK Telecom Co. Ltd. ADR	40,362
2,354	Telefonica SA ADR	26,718
1,243	Vodafone Group PLC ADR	35,736

		172,471

Total Common Stocks (Cost $1,825,367)		1,653,755

Money Market Securities — 5.1%
86,501	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.000% (b) (c)	86,501

Total Money Market Securities (Cost $86,501)		86,501

Total Investments (Cost $1,911,868) — 101.6%		1,740,256

Liabilities in Excess of Other Assets — (1.6)%		(26,650)

Net Assets — 100.0%		$1,713,606

(a)	Global Registered Shares.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of July 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

Diversification of Assets

Country	Percentage
Australia	2.1%
Belgium	1.6%
Bermuda	1.8%
Brazil	5.9%
Canada	9.5%
France	5.5%
Germany	9.9%
Hong Kong	2.1%
India	1.8%
Israel	2.1%
Italy	2.0%
Japan	9.5%
Netherlands	3.8%
Norway	1.8%
Republic of South Korea	4.2%
Russian Federation	4.1%
Spain	5.3%
Switzerland	5.3%
United Kingdom	18.2%

Total	96.5%
Money Market Securities	5.1%
Liabilities in Excess of Other Assets	(1.6)%

Grand Total	100.0%

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian Value Equity Fund

Schedule of Investments (Unaudited)

July 31, 2012

Shares		Value
Common Stocks — 95.8%
Consumer Discretionary — 9.7%
1,322	Best Buy Co., Inc.	$23,915
819	Carnival Corp.	27,256
2,065	Staples, Inc.	26,308
962	Thomson Reuters Corp.	27,234
436	Whirlpool Corp.	29,456

		134,169

Consumer Staples — 2.0%
1,207	Kroger Co./The	26,759

Energy — 15.5%
429	Anadarko Petroleum Corp.	29,790
312	Apache Corp.	26,869
687	BP PLC ADR	27,411
1,287	Chesapeake Energy Corp.	24,221
520	ConocoPhillips	28,309
744	Halliburton Co.	24,649
1,465	Nabors Industries Ltd. *	20,276
1,202	Valero Energy Corp.	33,055

		214,580

Financials — 28.5%
691	Allstate Corp./The	23,701
522	Ameriprise Financial, Inc.	26,998
3,546	Bank of America Corp.	26,028
1,271	Bank of New York Mellon Corp./The	27,047
151	BlackRock, Inc.	25,709
888	Citigroup, Inc.	24,091
770	Comerica, Inc.	23,262
2,019	Fifth Third Bancorp	27,903
263	Goldman Sachs Group, Inc./The	26,537
1,455	Hartford Financial Services Group, Inc./The	23,935
724	JPMorgan Chase & Co.	26,064
868	MetLife, Inc.	26,708
438	PNC Financial Services Group, Inc.	25,886
1,281	SunTrust Banks, Inc.	30,296
873	Wells Fargo & Co.	29,516

		393,681

Health Care — 10.0%
645	AstraZeneca PLC ADR	30,192
982	PerkinElmer, Inc.	25,090
1,157	Pfizer, Inc.	27,814
715	St. Jude Medical, Inc.	26,712
518	Thermo Fisher Scientific, Inc.	28,837

		138,645

Industrials — 11.4%
543	Alliant Techsystems, Inc.	25,152
1,434	General Electric Co.	29,756
648	Ingersoll-Rand PLC	27,482
360	L-3 Communications Holdings, Inc.	25,520
1,562	Pitney Bowes, Inc.	20,868
2,332	R.R. Donnelley & Sons Co.	28,264

		157,042

Information Technology — 12.9%
2,419	Applied Materials, Inc.	26,343
1,547	Cisco Systems, Inc.	24,675
2,067	Corning, Inc.	23,585
1,203	Hewlett-Packard Co.	21,943
1,061	Intel Corp.	27,268
922	Microsoft Corp.	27,171
1,713	Symantec Corp. *	26,980

		177,965

Shares		Value
Materials — 5.8%
771	Freeport-McMoRan Copper & Gold, Inc.	$25,960
600	Newmont Mining Corp.	26,682
1,882	Yamana Gold, Inc.	27,872

		80,514

Total Common Stocks (Cost $1,343,968)		1,323,355

Money Market Securities — 1.5%
20,515	Huntington Money Market Fund, Trust Shares, 0.010%	20,515

Total Money Market Securities (Cost $20,515)		20,515

Total Investments (Cost $1,364,483) — 97.3%		1,343,870

Other Assets in Excess of Liabilities — 2.7%		37,868

Net Assets — 100.0%		$1,381,738

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of July 31, 2012.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments

July 31, 2012

(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADRs), Global Registered securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The escrow rights owned by the Dreman Contrarian Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not expected.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

July 31, 2012

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

July 31, 2012

(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2012, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Dreman High Opportunity Fund
Common Stocks
Consumer Discretionary	$7,547,719	$—	$—	$7,547,719
Consumer Staples	7,978,418	—	—	7,978,418
Energy	23,527,686	—	—	23,527,686
Financials	18,034,572	—	—	18,034,572
Health Care	7,805,941	—	—	7,805,941
Industrials	9,783,989	—	—	9,783,989
Information Technology	3,195,226	—	—	3,195,226
Materials	3,915,418	—	—	3,915,418
Exchange-Traded Funds	1,103,062	—	—	1,103,062

Total	82,892,031	—	—	82,892,031

Dreman Contrarian Mid Cap Value Fund
Common Stocks
Consumer Discretionary	114,322	—	—	114,322
Consumer Staples	65,728	—	—	65,728
Energy	103,063	—	—	103,063
Financials	220,960	—	—	220,960
Health Care	87,890	—	—	87,890
Industrials	151,005	—	—	151,005
Information Technology	197,496	—	—	197,496
Materials	119,964	—	—	119,964
Real Estate Investment Trusts	74,542	—	—	74,542
Utilities	33,569	—	—	33,569
Escrow Rights	—	—	—	—
Money Market Securities	19,985	—	—	19,985

Total	1,188,524	—	—	1,188,524

Dreman Contrarian Small Cap Value Fund
Common Stocks
Consumer Discretionary	11,188,191	—	—	11,188,191
Consumer Staples	894,114	—	—	894,114
Energy	4,171,499	—	—	4,171,499
Financials	20,685,461	—	—	20,685,461
Health Care	4,756,840	—	—	4,756,840
Industrials	14,905,732	—	—	14,905,732
Information Technology	11,908,618	—	—	11,908,618
Materials	6,456,368	—	—	6,456,368
Real Estate Investment Trusts	6,595,388	—	—	6,595,388
Utilities	3,921,997	—	—	3,921,997
Exchange-Traded Funds	429,906	—	—	429,906

Total	85,914,114	—	—	85,914,114

Dreman Market Over Reaction Fund
Common Stocks
Consumer Discretionary	561,136	—	—	561,136
Consumer Staples	80,725	—	—	80,725
Energy	1,968,233	—	—	1,968,233
Financials	1,921,051	—	—	1,921,051
Health Care	635,100	—	—	635,100
Industrials	495,179	—	—	495,179
Information Technology	714,017	—	—	714,017
Materials	964,891	—	—	964,891
Real Estate Investment Trusts	163,240	—	—	163,240
Telecommunication Services	469,160	—	—	469,160
Utilities	162,618	—	—	162,618
Money Market Securities	24,823	—	—	24,823

Total	8,160,173	—	—	8,160,173

Dreman Contrarian International Value Fund
Common Stocks
Consumer Discretionary	64,264	—	—	64,264
Consumer Staples	65,176	—	—	65,176
Energy	302,593	—	—	302,593
Financials	433,732	—	—	433,732
Health Care	183,178	—	—	183,178
Industrials	168,572	—	—	168,572
Information Technology	31,235	—	—	31,235
Materials	232,534	—	—	232,534
Telecommunication Services	172,471	—	—	172,471
Money Market Securities	86,501	—	—	86,501

Total	1,740,256	—	—	1,740,256

Dreman Contrarian Value Equity Fund
Common Stocks
Consumer Discretionary	134,169	—	—	134,169
Consumer Staples	26,759	—	—	26,759
Energy	214,580	—	—	214,580
Financials	393,681	—	—	393,681
Health Care	138,645	—	—	138,645
Industrials	157,042	—	—	157,042
Information Technology	177,965	—	—	177,965
Materials	80,514	—	—	80,514
Money Market Securities	20,515	—	—	20,515

Total	1,343,870	—	—	1,343,870

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

July 31, 2012

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Dreman High Opportunity, Dreman Contrarian Small Cap Value, Dreman Market Over-Reaction, Dreman Contrarian International Value, and the Dreman Contrarian Value Equity Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian Mid Cap Value Fund held escrow rights, which were valued at $0 for the reporting period ended July 31, 2012 and for the fiscal year ended October 31, 2011. There were no transactions, income, or changes in valuation for this security during the reporting period ended July 31, 2012.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any level for the reporting period ended July 31, 2012.

At July 31, 2012, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dreman High Opportunity Fund	$81,862,663	$8,961,937	$(7,932,569)	$1,029,368
Dreman Contrarian Mid Cap Value Fund	1,147,166	108,767	(67,409)	41,358
Dreman Contrarian Small Cap Value Fund	81,457,518	11,998,087	(7,541,491)	4,456,596
Dreman Market Over Reaction Fund	8,215,455	545,880	(601,162)	(55,282)
Dreman Contrarian International Value Fund	1,915,983	47,433	(223,160)	(175,727)
Dreman Contrarian Value Equity Fund	1,370,449	51,894	(78,473)	(26,579)

At July 31, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Dreman Contrarian Funds

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	9/28/12

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer and Chief Financial Officer

Date	9/28/12